Debt Obligations, Collateralized Loan Obligations (Details) $ in Thousands	1 Months Ended
	Dec. 31, 2017 USD ($) item tranche	Sep. 30, 2017 USD ($)	Aug. 31, 2017 USD ($) item tranche	Apr. 30, 2017 USD ($) item tranche	Dec. 31, 2016 USD ($)	Aug. 31, 2016 USD ($) item tranche	Aug. 31, 2015 USD ($) item tranche
Debt Obligations
Debt, Carrying Value	$ 1,418,422				$ 728,441
Weighted average note rate (as a percent)	3.34%				2.25%
Collateralized loan obligations
Debt Obligations
Debt, Face Value	$ 1,436,274				$ 737,000
Debt, Carrying Value	$ 1,418,422				$ 728,441
Weighted average note rate (as a percent)	3.48%				3.21%
Collateral Loans, UPB	$ 1,745,891				$ 960,568
Collateral Loans, Carrying Value	1,740,180				957,528
Cash collateral	115,109				14,432
Deferred financing fees	$ 17,900				$ 8,600
Weighted average note rate including certain fees and costs (as a percent)	4.08%				3.71%
Collateral at risk	$ 0				$ 0
CLO IX
Debt Obligations
Number of investment grade tranches issued | tranche	5
Number of newly-formed wholly-owned subsidiaries | item	2
Debt, Face Value	$ 356,400
Debt, Carrying Value	351,042
Value of portfolio loans as collateral	$ 387,300
Weighted average note rate (as a percent)	2.97%
Collateral Loans, UPB	$ 372,350
Collateral Loans, Carrying Value	371,236
Cash collateral	$ 88,650
Replacement period	3 years
Proceeds from issuance of securities for the purpose of acquiring additional loan obligations	$ 92,700
Maximum period to acquire additional loan obligations	120 days
Notional amount of residual interest retained	$ 123,600
CLO IX | One-month LIBOR
Debt Obligations
Weighted average note rate (as a percent)	1.36%
CLO IX | Investment grade
Debt Obligations
Debt, Carrying Value	$ 356,400
CLO IX | Below investment grade
Debt Obligations
Debt, Carrying Value	31,800
Notional amount of residual interest retained	31,800
CLO VIII
Debt Obligations
Number of investment grade tranches issued | tranche			6
Number of newly-formed wholly-owned subsidiaries | item			2
Debt, Face Value	282,874		$ 365,000
Debt, Carrying Value	$ 278,606		312,100
Value of portfolio loans as collateral			$ 293,700
Weighted average note rate (as a percent)	2.92%
Collateral Loans, UPB	$ 364,838
Collateral Loans, Carrying Value	363,339
Cash collateral	162
Replacement period			3 years
Proceeds from issuance of securities for the purpose of acquiring additional loan obligations			$ 71,300
Maximum period to acquire additional loan obligations			120 days
Notional amount of residual interest retained			$ 82,100
CLO VIII | Investment grade
Debt Obligations
Debt, Carrying Value			282,900
CLO VIII | Below investment grade
Debt Obligations
Debt, Carrying Value			$ 29,200
CLO VIII | Secured Debt | One-month LIBOR
Debt Obligations
Weighted average note rate (as a percent)			1.31%
CLO VII
Debt Obligations
Number of investment grade tranches issued | tranche				3
Number of newly-formed wholly-owned subsidiaries | item				2
Debt, Face Value	279,000			$ 360,000
Debt, Carrying Value	$ 275,331			279,000
Value of portfolio loans as collateral				$ 296,200
Weighted average note rate (as a percent)	3.61%
Collateral Loans, UPB	$ 346,524
Collateral Loans, Carrying Value	345,220
Cash collateral	13,476
Replacement period				3 years
Proceeds from issuance of securities for the purpose of acquiring additional loan obligations				$ 63,800
Maximum period to acquire additional loan obligations				120 days
Notional amount of residual interest retained				$ 81,000
CLO VII | One-month LIBOR
Debt Obligations
Weighted average note rate (as a percent)				1.99%
CLO VI
Debt Obligations
Number of investment grade tranches issued | tranche						3
Number of newly-formed wholly-owned subsidiaries | item						2
Debt, Face Value	250,250				250,250	$ 325,000
Debt, Carrying Value	$ 247,470				$ 246,443	250,300
Value of portfolio loans as collateral						$ 275,400
Weighted average note rate (as a percent)	4.10%				3.30%
Collateral Loans, UPB	$ 314,382				$ 324,569
Collateral Loans, Carrying Value	313,582				323,351
Cash collateral	10,618				431
Replacement period						3 years
Proceeds from issuance of securities for the purpose of acquiring additional loan obligations						$ 49,600
Maximum period to acquire additional loan obligations						120 days
Notional amount of residual interest retained						$ 74,800
CLO VI | One-month LIBOR
Debt Obligations
Weighted average note rate (as a percent)						2.48%
CLO V
Debt Obligations
Number of investment grade tranches issued | tranche							3
Number of newly-formed wholly-owned subsidiaries | item							2
Debt, Face Value	267,750				267,750		$ 350,000
Debt, Carrying Value	$ 265,973				$ 264,864		267,800
Value of portfolio loans as collateral							$ 302,600
Weighted average note rate (as a percent)	4.06%				3.26%
Collateral Loans, UPB	$ 347,797				$ 344,680
Collateral Loans, Carrying Value	346,803				343,748
Cash collateral	$ 2,203				5,320
Replacement period							3 years
Proceeds from issuance of securities for the purpose of acquiring additional loan obligations							$ 47,400
Maximum period to acquire additional loan obligations							120 days
Notional amount of residual interest retained							$ 82,300
CLO V | One-month LIBOR
Debt Obligations
Weighted average note rate (as a percent)							2.44%
CLO IV
Debt Obligations
Debt, Face Value					219,000
Debt, Carrying Value					$ 217,134
Weighted average note rate (as a percent)					3.06%
Collateral Loans, UPB					$ 291,319
Collateral Loans, Carrying Value					290,429
Cash collateral					8,681
Debt Instrument Redemption Value		$ 219,000
Deferred fees expensed as interest expense		$ 1,100
CLO III
Debt Obligations
Debt Instrument Redemption Value					281,300
Deferred fees expensed as interest expense					$ 1,000
Class C secured floating rate notes
Debt Obligations
Notes acquired							$ 12,500
Net proceeds							$ 12,500